Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2024-4

Collection Period	12/01/24-12/31/24
Determination Date	1/9/2025
Distribution Date	1/15/2025

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-13.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,329,516,082.08
2.	Collections allocable to Principal		$43,667,189.41
3.	Purchase Amount allocable to Principal		$70,533.44
4.	Defaulted Receivables		$144,777.20
5.	Pool Balance on the close of the last day of the related Collection Period		$1,285,633,582.03
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		68,158
7.	Initial Pool Balance		$1,417,722,032.33
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$131,504,556.68	$87,622,056.63
	b. Class A-2a Note Balance	$355,870,000.00	$355,870,000.00
	c. Class A-2b Floating Rate Note Balance	$165,000,000.00	$165,000,000.00
	d. Class A-3 Note Balance	$520,870,000.00	$520,870,000.00
	e. Class A-4 Note Balance	$88,930,000.00	$88,930,000.00
	f. Class B Note Balance	$14,180,000.00	$14,180,000.00
	g. Class C Note Balance	$17,720,000.00	$17,720,000.00
	h. Class D Note Balance	$17,720,000.00	$17,720,000.00
	i. Note Balance (sum a - h)	$1,311,794,556.68	$1,267,912,056.63
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.5985370	0.3988078
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.9369961	0.9056515
10.	Overcollateralization Target Amount		$17,721,525
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$17,721,525
12.	Weighted Average Coupon		9.72%
13.	Weighted Average Original Term	months	66.34
14.	Weighted Average Remaining Term	months	57.45
15.	30 day Average SOFR for the accrual period ending 7/14/2024		4.59757%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 7/14/2024		5.04757%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$10,707,168.84
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$177.55
	d. Available Finance Charge Collections (sum a - c)		$10,707,346.39
18.	Principal:
	a. Collections allocable to Principal		$43,667,189.41
	b. Liquidation Proceeds allocable to Principal		$71,062.90
	c. Purchase Amount allocable to Principal		$70,533.44
	d. Available Principal Collections (sum a - c)		$43,808,785.75
19.	Total Finance Charge and Principal Collections (17d + 18d)		$54,516,132.14
20.	Interest Income from Collection Account		$170,345.93
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$54,686,478.07

Available Funds
23.	Available Collections	$54,686,478.07
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$54,686,478.07
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,107,930.07
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,107,930.07
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$518,675.89
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$518,675.89
	e. Class A-2a Monthly Interest	$1,384,927.42
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$1,384,927.42
	i. Class A-2b Monthly Interest	$694,040.88
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$694,040.88
	m. Class A-3 Monthly Interest	$1,996,668.33
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,996,668.33
	q. Class A-4 Monthly Interest	$343,862.67
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$343,862.67
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$56,956.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$56,956.33
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$73,390.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$73,390.33
34.	Tertiary Principal Distributable Amount	$8,440,974.65
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$79,149.33
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$79,149.33

36.	Quaternary Principal Distributable Amount	$32,416,575.90
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$0.00
38.	Reserve Account Deficiency	$17,721,525.40
39.	Regular Principal Distributable Amount	$0.00
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$10,707,346.39
	b. Total Daily Deposits of Principal Collections	$43,808,785.75
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$170,345.93
	e. Total Deposits to Collection Account (sum a - d)	$54,686,478.07
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,107,930.07
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$49,030,171.23
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,548,376.77
	f. Total Withdrawals from Collection Account (sum a - e)	$54,686,478.07
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$518,675.89
	b. Class A-2a Interest Distribution	$1,384,927.42
	c. Class A-2b Interest Distribution	$694,040.88
	d. Class A-3 Interest Distribution	$1,996,668.33
	e. Class A-4 Interest Distribution	$343,862.67
	f. Class B Interest Distribution	$56,956.33
	g. Class C Interest Distribution	$73,390.33
	h. Class D Interest Distribution	$79,149.33
	i. Class A-1 Principal Distribution	$43,882,500.05
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$49,030,171.23
46.	Withdrawals
	a. Class A-1 Distribution	$44,401,175.94
	b. Class A-2a Distribution	$1,384,927.42
	c. Class A-2b Distribution	$694,040.88
	d. Class A-3 Distribution	$1,996,668.33
	e. Class A-4 Distribution	$343,862.67
	f. Class B Distribution	$56,956.33
	g. Class C Distribution	$73,390.33
	h. Class D Distribution	$79,149.33
	i. Total Withdrawals from Note Payment Account (sum a - h)	$49,030,171.23

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$4,548,376.77
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$4,548,376.77
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,544,305.08
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,544,305.08
51.	Investment Earnings	$13,401.36
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,557,706.44
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$13,401.36
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,544,305.08
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,107,930.07
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$49,030,171.23
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$4,548,376.77
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$13,401.36
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$44,401,175.94
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$1,384,927.42
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$694,040.88
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,996,668.33
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$343,862.67
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$56,956.33
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$73,390.33
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$79,149.33
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$4,548,376.77

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	299	$7,082,231.37
	b. 61 to 90 days past due	91	$2,210,158.01
	c. 91 to 120 days past due	24	$823,746.42
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	414	$10,116,135.80
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		0.7869%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	6	$144,777.20
77.	Recoveries	11	$71,062.90
78.	Net Losses (Ln 76 - Ln 77)		$73,714.30
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0055%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	15	$386,245.27
81.	Recoveries	14	$189,164.94
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$197,080.33
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.0139%
84.	Average Net Loss on Defaulted Receivables		$13,138.69

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$3,580,319.55
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,329,516,082.08
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.27%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 9, 2025

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer